Long-Term Investments - Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Available-for-sale securities, Cost	$ 1,683	$ 6,469
Available-for-sale securities, Fair value	374	2,989
Available-for-sale securities, Unrealized gains
Available-for-sale securities, Unrealized losses	(1,309)	(3,480)
Equity securities [Member]
Schedule of Equity Method Investments [Line Items]
Available-for-sale securities, Cost	1,683	6,469
Available-for-sale securities, Fair value	374	2,989
Available-for-sale securities, Unrealized gains
Available-for-sale securities, Unrealized losses	$ (1,309)	$ (3,480)